Commitments and Contingencies - Forward Purchase Agreement (Details) - Star Peak Energy Transition Corp [Member] - $ / shares			3 Months Ended	12 Months Ended
	Aug. 26, 2020	Aug. 20, 2020	Mar. 31, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Share price per share				$ 10.00
Initial Public Offering
Commitments And Contingencies [Line Items]
Number of units issued	3,358,504	35,000,000
Share price per share	$ 10.00	$ 10.00	$ 10.00
Over-allotment
Commitments And Contingencies [Line Items]
Number of units issued	3,358,504		5,250,000	5,250,000
Share price per share	$ 10.00		$ 10.00	$ 10.00